Operations and Reorganization - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Risks in relation to the VIE structure
Cash and cash equivalents	$ 60,089		¥ 320,039		¥ 413,143
Time deposits	23,662		202,659		162,688
Short-term investments	19,825		100,722		136,304
Prepaid expenses and other current assets	35,270		84,941		242,499
Property and equipment, net	5,140		49,009		35,341
Total assets	146,930		783,556		1,010,218
Deferred revenue, current	241,262		1,176,565		1,658,800
Deferred revenue, non-current	2,519		25,230		17,321
Accrued expenses and other current liabilities	30,530		222,798		209,910
Taxes payable	2,460		24,985		16,917
Other non-current liabilities	124		2,245		853
Total liabilities	286,940		1,451,947		1,972,867
Net revenues	166,609	¥ 1,145,517	847,993	¥ 418,281
Net loss	(60,606)	(416,694)	(580,811)	(514,778)
Net cash provided by /(used in) operating activities	4,332	29,781	55,074	28,725
Net cash (used in) /provided by investing activities	(713)	(4,898)	10,785	(252,113)
Effect of exchange rate changes on cash and cash equivalents	(27)	(186)	(20,953)	26,894
Net increase in cash and cash equivalents	13,541	93,104	45,166	228,000
Accumulated deficit	$ 304,630		1,753,787		2,094,482
VIEs
Risks in relation to the VIE structure
Deferred revenue, current			1,176,565		1,658,800
Deferred revenue, non-current			25,230		17,321
Accrued expenses and other current liabilities			101,760		115,644
Taxes payable			14,874		14,224
Other non-current liabilities			235		235
Accumulated deficit			856,141		1,037,365
Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing
Risks in relation to the VIE structure
Cash and cash equivalents			176,337		128,773
Time deposits			30,000
Short-term investments			100,722		136,304
Prepaid expenses and other current assets			43,912		200,936
Amounts due from inter-company entities			329,357		522,430
Property and equipment, net			17,894		16,402
Other Assets			10,057		12,079
Total assets			708,279		1,016,924
Deferred revenue, current			1,176,565		1,658,800
Deferred revenue, non-current			25,230		17,321
Accrued expenses and other current liabilities			100,742		114,534
Taxes payable			3,689		3,043
Amounts due to inter-company entities			221,956		215,713
Total liabilities			1,528,182		2,009,411
Net revenues		1,145,517	848,090	418,281
Net loss		(253,493)	(260,433)	(293,443)
Net cash provided by /(used in) operating activities		(28,969)	167,326	167,663
Net cash (used in) /provided by investing activities		(18,595)	(119,532)	(40,851)
Net increase in cash and cash equivalents		(47,564)	47,794	126,812
Beijing Dasheng Zhixing Technology Co., Ltd
Risks in relation to the VIE structure
Registered capital			1,143		1,143
51Talk English Philippines Corporation
Risks in relation to the VIE structure
Cash and cash equivalents			424		403
Prepaid expenses and other current assets			787		550
Amounts due from inter-company entities			2,398		2,396
Total assets			3,609		3,349
Accrued expenses and other current liabilities			1,018		1,020
Taxes payable			11,185		11,176
Other non-current liabilities			235		235
Total liabilities			12,438		12,431
Net revenues				5,507
Net loss		(515)	(1,034)	(2,024)
Net cash provided by /(used in) operating activities		(24)	(1,426)	(250)
Net cash (used in) /provided by investing activities				700
Effect of exchange rate changes on cash and cash equivalents		3	(74)	21
Net increase in cash and cash equivalents		(21)	¥ (1,500)	¥ 471
Beijing Dasheng Helloworld Technology Co., Ltd.
Risks in relation to the VIE structure
Cash and cash equivalents					17
Prepaid expenses and other current assets					220
Total assets					237
Accrued expenses and other current liabilities					90
Taxes payable					5
Amounts due to inter-company entities					1,356
Total liabilities					¥ 1,451
Net loss		(1,215)
Net cash (used in) /provided by investing activities		17
Net increase in cash and cash equivalents		¥ 17